THOR EQUAL WEIGHT LOW VOLATILITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.1%
	EQUITY - 99.1%
18,287	Consumer Discretionary Select Sector SPDR Fund	$ 3,909,761
42,676	Consumer Staples Select Sector SPDR Fund	3,534,853
43,676	Energy Select Sector SPDR Fund	3,560,904
73,043	Financial Select Sector SPDR ETF	3,722,271
25,026	Health Care Select Sector SPDR Fund	3,319,449
27,417	Industrial Select Sector SPDR Fund	3,915,696
42,725	Materials Select Sector SPDR Fund	3,688,877
86,595	Real Estate Select Sector SPDR Fund	3,613,609
17,188	Technology Select Sector SPDR Fund	3,968,880
44,416	Utilities Select Sector SPDR Fund	3,638,559
		36,872,859

	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,495,477)	36,872,859

	TOTAL INVESTMENTS - 99.1% (Cost $34,495,477)	$ 36,872,859
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	326,733
	NET ASSETS - 100.0%	$ 37,199,592

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt